ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accounts Payable and Accrued Liabilities (Details) - Securitize, Inc. and Subsidiaries - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued compensation	$ 1,691,512	$ 998,367	$ 1,259,606
Accrued professional fees and other	6,179,978	3,275,225	802,652
Total accrued expenses and other current liabilities	$ 7,871,490	$ 4,273,592	$ 2,062,258